FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          August 14, 2007



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $164,604
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                               SHARED
                                                                        MARKET SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES    VALUE  (A)   (B)    (C)     MGR      (A)     (B)       (C)

21st Century Insurance                    COM      90130N103     29260      640  X                             29260       0       0
AAON, Inc.                                COM      360206       506890    16144  X                            506890       0       0
Acadia Realty Trust                       COM      4239109       19000      493  X                             19000       0       0
Alaska Communications Systems             COM      01167P101     40000      634  X                             40000       0       0
AltiGen Communications Inc                COM      21489109      58100       96  X                             58100       0       0
American Financial Realty Trust           COM      02607P305     30000      310  X                             30000       0       0
American International Group              COM      26874107      13009      911  X                             13009       0       0
Anheuser Busch                            COM      35229103       4000      209  X                              4000       0       0
ATP Oil & Gas                             COM      00208J108      8455      411  X                              8455       0       0
AutoZone Inc.                             COM      53332102       4908      671  X                              4908       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      547  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        245      883  X                               245       0       0
Cam Commerce Solutions Inc.               COM      131916108    393695    11228  X                            393695       0       0
Conagra Food Inc                          COM      205887102     10000      269  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2355  X                             30000       0       0
DATATRAK International Inc.               COM      238134100    699493     3204  X                            699493       0       0
Deb Shops, Inc.                           COM      242728103     12000      332  X                             12000       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    152654    13840  X                            152654       0       0
Dionex Corp                               COM      254546104      7900      561  X                              7900       0       0
FARO Technologies Inc.                    COM      311642102    625355    19924  X                            625355       0       0
Getty Images Inc.                         COM      374276103     12888      616  X                             12888       0       0
Hospitality Properties Trust              COM      44106M102     10600      440  X                             10600       0       0
Interactive Intelligence Inc.             COM      45839M103    967005    19920  X                            967005       0       0
International Assets Holding Corp         COM      459028106    424069     9860  X                            424069       0       0
iShares Trust                             US TIP B 464287176      2433      241  X                              2433       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      254  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7360      382  X                              7360       0       0
Leucadia National Corp.                   COM      527288104     31260     1102  X                             31260       0       0
Level 3 Communications                    COM      52729N100     14500       85  X                             14500       0       0
Mediware Information Systems              COM      584946107    738100     5314  X                            738100       0       0
Microsoft Corp.                           COM      594918104     40532     1194  X                             40532       0       0
Mity Enterprises, Inc.                    COM      606850105    266490     5719  X                            266490       0       0
Morningstar, Inc.                         COM      617700109     30560     1437  X                             30560       0       0
National Retail Properties, Inc.          COM      637417106     14000      306  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      695  X                             12000       0       0
Pfizer Inc.                               COM      717081103     10000      256  X                             10000       0       0
Sears Holdings Corp                       COM      812350106      6702     1136  X                              6702       0       0
Select Comfort Corp                       COM      81616X103     49547      804  X                             49547       0       0
Specialty Underwriters Alliance           COM      84751T309   1259653     9989  X                           1259653       0       0
SPRD Trust                                UNIT SR1 78462F103      1549      233  X                              1549       0       0
Stratasys Inc.                            COM      862685104    367358    17258  X                            367358       0       0
Tandy Leather Factory Inc.                COM      87538X105    367608     2647  X                            367608       0       0
Templeton Global Income Fund              COM      880198106     65172      609  X                             65172       0       0
Utah Medical Products                     COM      917488108    185356     5885  X                            185356       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      4962      379  X                              4962       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      4468      315  X                              4468       0       0
Vanguard Intl Eq Index                    E MT ETF 922042858      6295      575  X                              6295       0       0
Walgreens Co                              COM      931422109     19442      847  X                             19442       0       0
White Mountains Insurance Group           COM      G9618E107      1420      861  X                              1420       0       0
Winmark Corp                              COM      974250102     30966      596  X                             30966       0       0
Winthrop Realty Trust, Inc                COM      976391102     95990      663  X                             95990       0       0
XCEL Energy Inc.                          COM      98389B100     16000      328  X                             16000       0       0